Supplemental Cash Flow Information (Schedule Of Supplemental Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Dec. 31, 2009 Carrier Enterprise [Member]
Supplemental Cash Flow Information [Line Items]
Interest paid	$ 1,854	$ 1,348	$ 1,436
Income taxes net of refunds	45,137	37,361	14,018
Net assets of locations contributed to Carrier Enterprise and Carrier Enterprise Northeast				14,769	14,769	23,217
Non-cash capital contribution of inventory by noncontrolling interest			32,000
Common and Class B common stock issued for Carrier Enterprise							$ 151,056